united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard A. Malinowski

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2620

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

HCM Defender 100 Index ETF

QQH

HCM Defender 500 Index ETF

LGH

Semi-Annual Report

December 31, 2020

1-770-642-4902

www.howardcmetfs.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the period ended December 31, 2020, compared to its benchmarks:

			Annualized
			Since Inception** -
	Six Months	One Year	December 31, 2020
HCM Defender 100 Index ETF - NAV	35.42%	41.61%	49.64%
HCM Defender 100 Index ETF - Market Price	35.50%	41.69%	49.88%
HCM Defender 100 Index***	26.78%	39.31%	45.92%
Nasdaq 100 Total Return Index ****	27.36%	48.88%	53.67%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the funds. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.14% per the November 1, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The HCM Defender 100 Index is comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US TBill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM 100 Index alternates exposure among a full position of securities in the Tech Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Tech Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.

****	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2020

The Fund’s holdings by industry sector and investment type as of December 31, 2020 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity	23.0%
Common Stocks
Software	12.8%
Semiconductors	11.6%
Internet Media & Services	11.0%
Technology Hardware	10.4%
E-Commerce Discretionary	6.6%
Technology Services	3.7%
Automotive	3.7%
Biotechnology & Pharmaceuticals	3.0%
Cable & Satellite	2.8%
Medical Equipment & Devices	1.9%
Beverages	1.7%
Retail - Consumer Staples	1.6%
Leisure Facilities & Services	1.2%
Retail - Discretionary	0.9%
Entertainment Content	0.8%
Electric Utilities	0.7%
Food	0.7%
Transportation & Logistics	0.7%
Telecommunications	0.4%
Commercial Support Services	0.2%
Industrial Support Services	0.2%
Transportation Equipment	0.2%
Wholesale - Discretionary	0.2%
Other Assets Less Liabilities	0.0	% +
	100.0%

+	Amount less than 0.05%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the period ended December 31, 2020, compared to its benchmark:

			Annualized
			Since Inception** -
	Six Months	One Year	December 31, 2020
HCM Defender 500 Index ETF - NAV	31.45%	18.33%	25.75%
HCM Defender 500 Index ETF - Market Price	31.89%	18.53%	25.96%
HCM Defender 500 Index***	23.53%	17.44%	24.17%
S&P 500 Total Return Index ****	22.16%	18.40%	25.06%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the funds. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.23% per the November 1, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The HCM Defender 500 Index is comprised of securities in the Solactive US Large Cap Index(“Large Cap Equity Sub - Index”), which are common stocks issued by 500 large - capitalization companies traded on American stock exchanges, securities in the Solactive 1 - 3 month US T - Bill Index (“Treasury Sub - Index”), which are U.S. dollar denominated T - Bills with a time to maturity of 1 to 3 months, or a combination of both. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2020

The Fund’s holdings by industry sector and investment type as of December 31, 2020 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity	22.7%
Common Stocks
Software	8.0%
Technology Hardware	6.5%
Internet Media & Services	5.8%
Technology Services	5.2%
Biotechnology & Pharmaceuticals	4.8%
E-Commerce Discretionary	4.2%
Semiconductors	4.1%
Medical Equipment & Devices	3.4%
Banking	2.9%
Electric Utilities	2.0%
Health Care Facilities & Services	2.0%
Insurance	1.9%
Automotive	1.8%
Retail - Discretionary	1.7%
Household Products	1.5%
Real Estate Investment Trusts	1.5%
Retail - Consumer Staples	1.5%
Oil & Gas Producers	1.4%
Beverages	1.4%
Telecommunications	1.4%
Diversified Industrials	1.3%
Aerospace & Defense	1.2%
Entertainment Content	1.2%
Leisure Facilities & Services	1.2%
Transportation & Logistics	1.2%
Cable & Satellite	1.0%
Chemicals	0.9%
Electrical Equipment	0.9%
Institutional Financial Services	0.9%
Machinery	0.7%
Asset Management	0.6%
Food	0.6%
Apparel & Textile Products	0.5%
Tobacco & Cannabis	0.5%
Commercial Support Services	0.3%
Specialty Finance	0.3%
Transportation Equipment	0.2%
Wholesale - Consumer Staples	0.2%
Containers & Packaging	0.1%
Gas & Water Utilities	0.1%
Home Construction	0.1%
Industrial Support Services	0.1%
Metals & Mining	0.1%
Oil & Gas Services & Equipment	0.1%
Wholesale - Discretionary	0.1%
Other Assets Less Liabilities	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	COMMON STOCKS - 77.0%
	AUTOMOTIVE - 3.7%
8,063	Tesla, Inc. *	$5,689,817

	BEVERAGES - 1.7%
4,221	Monster Beverage Corp. *	390,358
15,452	PepsiCo, Inc.	2,291,532
		2,681,890
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.0%
2,484	Alexion Pharmaceuticals, Inc. *	388,100
6,428	Amgen, Inc.	1,477,926
1,879	Biogen, Inc. *	460,092
14,231	Gilead Sciences, Inc.	829,098
2,081	Incyte Corp.*	181,005
868	Regeneron Pharmaceuticals, Inc. *	419,339
1,264	Seattle Genetics, Inc.*	221,377
2,816	Vertex Pharmaceuticals, Inc. *	665,533
		4,642,470
	CABLE & SATELLITE - 2.8%
1,912	Charter Communications, Inc.*	1,264,884
50,764	Comcast Corp.	2,660,034
1,643	Liberty Broadband Corp.*	260,202
12,237	Sirius XM Holdings, Inc.	77,950
		4,263,070
	COMMERCIAL SUPPORT SERVICES - 0.2%
976	Cintas Corp.	344,977

	E-COMMERCE - DISCRETIONARY - 6.6%
2,635	Amazon.com, Inc.*	8,582,011
8,425	eBay, Inc.	423,356
510	MercadoLibre, Inc.	854,362
1,752	Pinduoduo, Inc.* - ADR	311,278
		10,171,007
	ELECTRIC UTILITIES - 0.7%
3,448	American Electric Power Company, Inc.	287,115
10,772	Exelon Corp.	454,794
5,784	Xcel Energy, Inc.	385,619
		1,127,528
	ENTERTAINMENT CONTENT - 0.8%
8,291	Activision Blizzard, Inc.	769,819
3,129	Electronic Arts, Inc.*	449,324
		1,219,143
	FOOD - 0.7%
7,179	Kraft Heinz Co.	248,824
15,730	Mondelez International, Inc.	919,733
		1,168,557
	INDUSTRIAL SUPPORT SERVICES - 0.2%
6,288	Fastenal Co.	307,043

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	INTERNET MEDIA & SERVICES - 11.0%
1,716	Alphabet, Inc. *	$3,006,226
1,718	Alphabet, Inc. - Class A*	3,011,036
3,024	Baidu, Inc. * - ADR	653,910
457	Booking Holdings, Inc. *	1,017,862
21,545	Facebook, Inc. *	5,885,232
1,689	Match Group, Inc. *	255,360
4,821	Netflix, Inc. *	2,606,859
5,874	Trip.com Group Limited. * - ADR	198,130
1,130	VeriSign, Inc. *	244,532
		16,879,147
	LEISURE FACILITIES & SERVICES - 1.2%
2,872	Marriott International, Inc.	378,874
12,954	Starbucks Corp.	1,385,819
		1,764,693
	MEDICAL EQUIPMENT & DEVICES - 1.9%
800	Align Technology, Inc.*	427,504
970	DexCom, Inc.*	358,628
910	IDEXX Laboratories, Inc.*	454,882
1,623	Illumina, Inc.*	600,510
1,252	Intuitive Surgical, Inc.*	1,024,261
		2,865,785
	RETAIL - CONSUMER STAPLES - 1.6%
4,815	Costco Wholesale Corp.	1,814,196
2,645	Dollar Tree, Inc. *	285,766
8,223	Walgreens Boots Alliance, Inc.	327,933
		2,427,895
	RETAIL - DISCRETIONARY - 0.9%
1,326	Lululemon Athletica, Inc.*	461,488
829	O’Reilly Automotive, Inc. *	375,181
3,877	Ross Stores, Inc.	476,134
		1,312,803
	SEMICONDUCTORS - 11.6%
13,057	Advanced Micro Devices, Inc. *	1,197,457
4,022	Analog Devices, Inc.	594,170
9,982	Applied Materials, Inc.	861,447
4,319	Broadcom, Inc.	1,891,074
47,387	Intel Corp.	2,360,820
1,698	KLA-Tencor Corp.	439,629
1,569	Lam Research Corp.	740,992
2,928	Maxim Integrated Products, Inc.	259,567
2,574	Microchip Technology, Inc.	355,495
12,229	Micron Technology, Inc. *	919,376
6,502	NVIDIA Corp.	3,395,344
3,032	NXP Semiconductors NV	482,118
12,485	QUALCOMM, Inc.	1,901,965
1,792	Skyworks Solutions, Inc.	273,961
10,342	Texas Instruments, Inc.	1,697,432
2,765	Xilinx, Inc.	391,994
		17,762,841

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	SOFTWARE - 12.8%
5,269	Adobe, Inc. *	$2,635,132
925	ANSYS, Inc. *	336,515
1,263	Atlassian Corp. PLC *	295,378
2,415	Autodesk, Inc. *	737,396
3,020	Cadence Design Systems, Inc. *	412,019
3,336	Cerner Corp. *	261,809
1,696	DocuSign, Inc.*	377,021
1,557	Fortinet, Inc.*	231,261
2,747	Intuit, Inc.	1,043,448
52,887	Microsoft Corp.	11,763,128
1,655	Splunk, Inc. *	281,168
1,631	Synopsys, Inc. *	422,820
1,833	Workday, Inc. *	439,205
1,283	Zoom Video Communications, Inc. *	432,782
		19,669,082
	TECHNOLOGY HARDWARE - 10.4%
104,928	Apple, Inc.	13,922,896
43,837	Cisco Systems, Inc.	1,961,706
		15,884,602
	TECHNOLOGY SERVICES - 3.7%
4,434	Automatic Data Processing, Inc.	781,271
6,056	Cognizant Technology Solutions Corp.	496,289
398	CoStar Group, Inc.*	367,863
6,141	Fiserv, Inc.*	699,214
3,556	Paychex, Inc.	331,348
12,945	PayPal Holdings, Inc.*	3,031,720
		5,707,705
	TELECOMMUNICATIONS - 0.4%
4,255	T-Mobile US, Inc. *	573,787

	TRANSPORTATION & LOGISTICS - 0.7%
8,573	CSX Corp.	778,000
1,119	Old Dominion Freight Line, Inc.	218,406
		996,406
	TRANSPORTATION EQUIPMENT - 0.2%
3,817	PACCAR, Inc.	329,332

	WHOLESALE - DISCRETIONARY - 0.2%
2,244	Copart, Inc.*	285,550

	TOTAL COMMON STOCKS (Cost $86,204,926)	118,075,130

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 23.0%
	LARGE-CAP - 23.0%
44,768	ProShares Ultra QQQ	$5,153,244
165,929	ProShares UltraPro QQQ	30,165,892
	TOTAL EXCHANGE TRADED FUNDS (Cost $17,952,831)	35,319,136

	TOTAL INVESTMENTS - 100.0% (Cost $104,157,757)	$153,394,266
	OTHER ASSETS LESS LIABILITIES - 0.0%	18,287
	NET ASSETS - 100.0%	$153,412,553

*	Non-income producing security.

ETF - Exchange Traded Fund.

NV - Naamloze Vennootschap

PLC - Public Limited Company

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	COMMON STOCKS - 77.4%
	AEROSPACE & DEFENSE - 1.2%
1,957	Boeing Co.	$418,915
877	General Dynamics Corp.	130,515
751	L3 Harris Technologies, Inc.	141,954
816	Lockheed Martin Corp.	289,664
514	Northrop Grumman Corp.	156,626
5,351	Raytheon Co.	382,650
186	TransDigm Group, Inc. *	115,106
		1,635,430
	APPAREL & TEXTILE PRODUCTS - 0.5%
4,267	NIKE, Inc.	603,652
1,156	VF Corp.	98,734
		702,386
	ASSET MANAGEMENT - 0.6%
376	BlackRock, Inc.	271,299
2,314	Blackstone Group, Inc.	149,970
4,189	Charles Schwab Corp.	222,185
786	T Rowe Price Group, Inc.	118,993
		762,447
	AUTOMOTIVE - 1.8%
13,534	Ford Motor Co.	118,964
4,336	General Motors Co.	180,551
2,879	Tesla, Inc. *	2,031,624
		2,331,139
	BANKING - 2.9%
27,698	Bank of America Corp.	839,526
7,528	Citigroup, Inc.	464,176
592	First Republic Bank	86,983
10,498	JPMorgan Chase & Co.	1,333,981
1,380	PNC Financial Services Group, Inc.	205,620
4,774	Truist Financial Corp.	228,818
4,976	US Bancorp	231,832
13,780	Wells Fargo & Co.	415,880
		3,806,816
	BEVERAGES - 1.4%
1,024	Brown-Forman Corp.	81,336
13,559	Coca-Cola Co.	743,576
545	Constellation Brands, Inc.	119,382
1,298	Monster Beverage Corp.*	120,039
4,876	PepsiCo, Inc.	723,111
		1,787,444

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	BIOTECHNOLOGY & PHARMACEUTICAL - 4.8%
5,998	AbbVie, Inc.	$642,686
782	Alexion Pharmaceuticals, Inc. *	122,180
2,029	Amgen, Inc.	466,508
569	Biogen, Inc. *	139,325
594	BioMarin Pharmaceutical, Inc. *	52,088
7,850	Bristol-Myers Squibb Co.	486,936
2,906	Eli Lilly & Co.	490,649
4,500	Gilead Sciences, Inc.	262,170
651	Incyte Corp. *	56,624
9,258	Johnson & Johnson	1,457,024
8,819	Merck & Co., Inc.	721,394
19,229	Pfizer, Inc.	707,819
270	Regeneron Pharmaceuticals, Inc. *	130,440
401	Seagen, Inc. *	70,231
891	Vertex Pharmaceuticals, Inc. *	210,579
2,386	Viatris, Inc. *	44,714
1,631	Zoetis, Inc.	269,931
		6,331,298
	CABLE & SATELLITE - 1.0%
601	Charter Communications, Inc.*	397,592
16,041	Comcast Corp.	840,548
516	Liberty Broadband Corp. *	81,719
		1,319,859
	CHEMICALS - 0.9%
768	Air Products & Chemicals, Inc.	209,833
2,590	Corteva, Inc.	100,285
2,622	Dow, Inc.	145,521
2,588	Dupont De Nemours, Inc.	184,033
900	Ecolab, Inc.	194,724
820	PPG Industries, Inc.	118,260
283	Sherwin-Williams Co.	207,980
		1,160,636
	COMMERCIAL SUPPORT SERVICES - 0.3%
297	Cintas Corp.	104,978
739	Republic Services, Inc.	71,166
1,498	Waste Management, Inc.	176,659
		352,803
	CONTAINERS & PACKAGING - 0.1%
1,137	Ball Corp.	105,946

	DIVERSIFIED INDUSTRIALS - 1.3%
2,032	3M Co.	355,173
1,432	Eaton Corp. PLC	172,040
2,118	Emerson Electir Co.	170,224
30,385	General Electric Co.	328,158
2,500	Honeywell International, Inc.	531,750
984	Illinois Tool Works, Inc.	200,618
		1,757,963

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	E-COMMERCE DISCRETIONARY - 4.2%
1,659	Amazon.com, Inc.*	$5,403,247
2,654	eBay, Inc.	133,364
		5,536,611
	ELECTRIC UTILITIES - 2.0%
848	Ameren Corp.	66,195
1,740	American Electric Power Co., Inc.	144,890
991	CMS Energy Corp.	60,461
1,168	Consolidated Edison, Inc.	84,411
2,877	Dominion Energy, Inc.	216,350
668	DTE Energy Co.	81,102
2,576	Duke Energy Corp.	235,859
1,276	Edison International	80,158
687	Entergy Corp.	68,590
1,161	Eversource Energy	100,438
3,396	Exelon Corp.	143,379
1,888	FirstEnergy Corp.	57,792
6,908	NextEra Energy, Inc.	532,952
2,684	PPL Corp.	75,689
1,756	Publis Service Enterprise Group, Inc.	102,375
1,023	Sempra Energy	130,340
3,673	Southern Co.	225,632
1,098	WEC Energy Group, Inc.	101,049
1,822	Xcel Energy, Inc.	121,473
		2,629,135
	ELECTRICAL EQUIPMENT - 0.9%
781	AMETEK, Inc.	94,454
998	Amphenol Corp.	130,508
1,079	Fortive Corp.	76,415
2,676	Joshnson Controls International PLC	124,675
643	Keysight Technologies, Inc. *	84,934
1,580	Otis Worldwide Corp.	106,729
385	Rockwell Automation, Inc.	96,562
356	Roper Technologies, Inc.	153,468
1,154	TE Connectivity Ltd.	139,715
861	Trane Technologies PLC	124,983
		1,132,443
	ENTERTAINMENT CONTENT - 1.2%
2,611	Activision Blizzard, Inc.	242,431
988	Electronic Arts, Inc.*	141,877
6,478	Walt Disney Co.	1,173,684
		1,557,992

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	FOOD - 0.6%
1,671	Conagra Brands, Inc.	$60,590
2,137	General Mills, Inc.	125,656
514	Hershey Co.	78,298
894	Kellogg Co.	55,634
2,263	Kraft Heinz Co.	78,436
834	McCormick & Co., Inc.	79,730
4,963	Mondelez International, Inc.	290,187
981	Tyson Foods, Inc.	63,216
		831,747
	GAS & WATER UTILITIES - 0.1%
619	American Water Works Co, Inc.	94,998

	HEALTHCARE FACILITIES & SERVICES - 2.0%
869	Anthem, Inc.	279,027
1,944	Centene Corp.*	116,698
1,267	Cigna Corp.	263,764
4,525	CVS Health Corp.	309,058
910	HCA Healthcare, Inc.	149,659
449	Humana, Inc.	184,211
622	IQVIA Holdings, Inc.*	111,444
568	McKesson Corp.	98,787
3,272	UnitedHealth Group, Inc.	1,147,425
		2,660,073
	HOME CONSTRUCTION - 0.1%
1,161	DR Horton, Inc.	80,016

	HOUSEHOLD PRODUCTS - 1.5%
844	Church & Dwight Co, Inc.	73,622
428	Clorox Co.	86,422
3,015	Colgate-Palmolive Co.	257,813
703	Estee Lauder Cos., Inc.	187,132
1,180	Kimberly-Clark Corp.	159,099
8,634	Proctor & Gamble Co.	1,201,335
		1,965,423
	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,975	Fastenal Co.	96,439

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
2,853	Bank of New York Mellon Corp.	121,081
1,213	CME Group, Inc.	220,827
1,148	Goldman Sachs Group, Inc.	302,739
1,858	Intercontinental Exchange, Inc.	214,209
4,230	Morgan Stanley	289,882
1,171	State Street Corp.	85,225
		1,233,963

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	INSURANCE - 1.9%
2,348	Aflac, Inc.	$104,416
1,089	Allstate Corp.	119,714
2,938	American International Group, Inc.	111,233
4,751	Berkshire Hathaway, Inc.*	1,101,614
1,358	Chubb Ltd.	209,023
1,749	Marsh & McLennan Cos., Inc.	204,633
2,490	MetLife, Inc.	116,906
2,003	Progressive Corp.	198,057
1,404	Prudential Financial, Inc.	109,610
882	Travelers Cos., Inc.	123,806
429	Willis Towers Watson PLC	90,382
		2,489,394
	INTERNET MEDIA & SERVICES - 5.8%
1,020	Alphabet, Inc.*	1,786,918
1,020	Alphabet, Inc. - Class A *	1,787,693
135	Booking Holdings, Inc.*	300,681
8,378	Facebook, Inc.*	2,288,534
264	IAC/Interactive Corp. *	49,988
544	Match Group, Inc. *	82,247
1,520	Netflix, Inc.*	821,910
3,449	Snap, Inc.*	172,691
2,676	Twitter, Inc.*	144,905
3,863	Uber Technologies, Inc.*	197,013
350	VeriSign, Inc.*	75,740
		7,708,320
	LEISURE FACILITIES & SERVICES - 1.2%
95	Chipotle Mexican Grill, Inc.*	131,737
949	Hilton Worldwide Holdings, Inc.	105,586
1,258	Las Vegas Sands Corp.	74,977
906	Marriott International, Inc.	119,520
2,663	McDonald’s Corp.	571,427
4,088	Starbucks Corp.	437,334
1,051	Yum! Brands, Inc.	114,097
		1,554,678
	MACHINERY - 0.7%
1,919	Caterpillar, Inc.	349,296
1,083	Deere & Co.	291,381
451	Parker-Hannifin Corp.	122,857
524	Stanley Black & Decker, Inc.	93,565
		857,099
	MEDICAL EQUIPMENT & DEVICES - 3.4%
6,010	Abbott Laboratories	658,035
1,052	Agilent Technologies, Inc.	124,651
1,758	Baxter International, Inc.	141,062
930	Becton Dickinson and Co.	232,705
4,823	Boston Scientific Corp. *	173,387
2,139	Danaher Corp.	475,157
298	DexCom, Inc. *	110,177
2,086	Edwards Lifesciences Corp. *	190,306
281	IDEXX Laboratories, Inc. *	140,463

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES (continued) - 3.4%
509	Illumina, Inc. *	$188,330
386	Intuitive Surgical, Inc. *	315,787
4,621	Medtronic PLC	541,304
81	Mettler-Toledo International, Inc. *	92,314
495	ResMed, Inc.	105,217
1,087	Stryker Corp.	266,358
1,349	Thermo Fisher Scientific, Inc.	628,337
696	Zimmer Biomet Holdings, Inc.	107,247
		4,490,837
	METALS & MINING - 0.1%
2,759	Newmont Goldcorp Corporation	165,237

	OIL & GAS PRODUCERS - 1.4%
6,516	Chevron Corp.	550,276
3,761	ConocoPhillips	150,402
2,061	EOG Resources, Inc.	102,782
14,968	Exxon Mobil Corp.	616,981
6,761	Kinder Morgan, Inc.	92,423
2,309	Marathon Petroleum Corp.	95,500
1,508	Phillips 66	105,470
1,449	Valero Energy Corp.	81,970
4,320	Williams Cos, Inc.	86,616
		1,882,420
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
4,894	Schlumberger Ltd.	106,836

	REAL ESTATE INVESTMENT TRUSTS - 1.5%
427	Alexandria Real Estate Equities, Inc.	76,100
1,543	American Tower Corp.	346,342
492	AvalonBay Communities, Inc.	78,932
1,451	Crown Castle International Corp.	230,985
897	Digital Realty Trust, Inc.	125,140
287	Equinix, Inc.	204,970
1,290	Equity Residential	76,471
219	Essex Property Trust, Inc.	51,995
2,575	Prologis, Inc.	256,625
526	Public Storage	121,469
1,171	Realty Income Corp.	72,801
370	SBA Communications Corp.	104,388
1,119	Simon Property Group, Inc.	95,428
1,455	Welltower, Inc.	94,022
		1,935,668

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	RETAIL - CONSUMER STAPLES - 1.5%
1,511	Costco Wholesale Corp.	$569,315
882	Dollar General Corp.	185,485
835	Dollar Tree, Inc.*	90,213
2,634	Kroger Co.	83,656
1,759	Target Corp.	310,516
2,593	Walgreens Boots Alliance, Inc.	103,409
4,874	Walmart, Inc.	702,587
		2,045,181
	RETAIL - DISCRETIONARY - 1.7%
81	AutoZone, Inc. *	96,021
788	Best Buy Co., Inc.	78,635
4,306	Home Depot, Inc.	1,143,760
2,603	Lowe’s Cos, Inc.	417,808
254	O’Reilly Automotive, Inc. *	114,953
1,214	Ross Stores, Inc.	149,091
3,879	TJX Cos, Inc.	264,897
		2,265,165
	SEMICONDUCTORS - 4.1%
4,125	Advanced Micro Devices, Inc. *	378,304
1,259	Analog Devices, Inc.	185,992
3,149	Applied Materials, Inc.	271,759
1,357	Broadcom, Inc.	594,162
14,970	Intel Corp.	745,805
527	KLA-Tencor Corp.	136,446
493	Lam Research Corp.	232,829
2,276	Marvell Technology Group Ltd.	108,201
814	Microchip Technology, Inc.	112,422
3,851	Micron Technology, Inc. *	289,518
2,050	NVIDIA Corp.	1,070,510
3,941	QUALCOMM, Inc.	600,372
569	Skyworks Solutions, Inc.	86,989
3,210	Texas Instruments, Inc.	526,857
864	Xilinx, Inc.	122,489
		5,462,655
	SOFTWARE - 8.0%
1,657	Adobe, Inc. *	828,699
539	Akamai Technologies, Inc. *	56,590
285	ANSYS, Inc. *	103,683
758	Autodesk, Inc. *	231,448
938	Cadence Design Systems, Inc. *	127,971
1,055	Cerner Corp.	82,796
410	Citrix Systems, Inc.	53,341
543	DocuSign, Inc.*	120,709
490	Fortinet, Inc. *	72,780

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	SOFTWARE (continued) - 8.0%
859	Intuit, Inc.	$326,291
28,123	Microsoft Corp.	6,255,117
363	Okta, Inc.*	92,296
7,070	Oracle Corp.	457,358
330	Palo Alto Networks, Inc. *	117,278
259	RingCentral, Inc.*	98,153
3,013	salesforce.com, Inc. *	670,483
641	ServiceNow, Inc. *	352,825
515	Splunk, Inc. *	87,493
512	Synopsys, Inc. *	132,731
452	Veeva Systems, Inc. *	123,057
577	Workday, Inc. *	138,255
402	Zoom Video Communications, Inc.*	135,602
		10,664,956
	SPECIALTY FINANCE - 0.3%
2,126	American Express Co.	257,055
1,610	Capital One Financial Corp.	159,149
		416,204
	TECHNOLOGY HARDWARE - 6.5%
57,236	Apple, Inc.	7,594,645
13,846	Cisco Systems, Inc.	619,609
2,672	Corning, Inc.	96,192
5,073	HP, Inc.	124,745
600	Motorola Solutions, Inc.	102,036
		8,537,227
	TECHNOLOGY SERVICES - 5.2%
2,221	Accenture PLC	580,147
1,399	Automatic Data Processing, Inc.	246,504
1,875	Cognizant Technology Solutions Corp.	153,656
118	CoStar Group, Inc. *	109,065
407	Equifax, Inc.	78,486
2,122	Fidelity National Information Services, Inc.	300,178
1,941	Fiserv, Inc.*	221,002
283	FleetCor Technologies, Inc.*	77,211
1,018	Global Payments, Inc.	219,297
1,277	IHS Markit Ltd.	114,713
3,119	International Business Machines Corp.	392,620
114	MarketAxess Holdings, Inc.	65,044
3,049	Mastercard, Inc.	1,088,310
554	Moody’s Corp.	160,793
272	MSCI, Inc.	121,456
1,117	Paychex, Inc.	104,082
4,086	PayPal Holdings, Inc.*	956,941
823	S&P Global, Inc.	270,545
1,187	Square, Inc.*	258,338
546	Verisk Analytics, Inc.	113,344
5,918	Visa, Inc.	1,294,444
		6,926,176

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Shares		Fair Value
	TELECOMMUNICATIONS - 1.4%
25,115	AT&T, Inc.	$722,307
1,356	T-Mobile US, Inc. *	182,856
14,581	Verizon Communications, Inc.	856,633
		1,761,796
	TOBACCO & CANNABIS - 0.5%
6,763	Altria Group, Inc.	277,283
5,572	Philip Morris International, Inc.	461,306
		738,589
	TRANSPORTATION & LOGISTICS - 1.2%
2,711	CSX Corp.	246,023
831	FedEx Corp.	215,744
893	Norfolk Southern Corp.	212,185
354	Old Dominion Freight Line, Inc.	69,093
2,372	Union Pacific Corp.	493,898
2,428	United Parcel Service, Inc.	408,875
		1,645,818
	TRANSPORTATION EQUIPMENT - 0.2%
514	Cummins, Inc.	116,729
1,199	PACCAR, Inc.	103,450
		220,179
	WHOLESALE - CONSUMER STAPLES - 0.2%
1,943	Archer-Daniels-Midland Co.	97,947
1,797	Sysco Corp.	133,445
		231,392
	WHOLESALE - DISCRETIONARY- 0.1%
739	Copart, Inc.*	94,038

	TOTAL COMMON STOCKS (Cost $78,868,070)	102,072,872

	EXCHANGE TRADED FUNDS - 22.7%
	LARGE-CAP - 22.7%
207,384	Direxion Daily S&P 500 Bull 3X	14,983,494
195,376	ProShares UltraPro S&P 500	15,016,599
	TOTAL EXCHANGE TRADED FUNDS (Cost $15,433,529)	30,000,093

	TOTAL INVESTMENTS - 100.1% (Cost $94,301,599)	$132,072,965
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(147,356)
	NET ASSETS - 100.0%	$131,925,609

*	Non-income producing security.

PLC - Public Limited Company

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2020

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$104,157,757	$94,301,599
At fair value	$153,394,266	$132,072,965
Cash	114,424	—
Dividends and interest receivable	33,777	68,466
Prepaid expenses	344	135
TOTAL ASSETS	153,542,811	132,141,566

LIABILITIES
Due to custodian	—	92,364
Investment advisory fees payable	96,863	83,946
Payable to related parties	12,126	8,218
Accrued expenses and other liabilities	21,269	31,429
TOTAL LIABILITIES	130,258	215,957
NET ASSETS	$153,412,553	$131,925,609

Net Assets Consist Of:
Paid in capital	$104,274,883	$103,413,075
Accumulated earnings	49,137,670	28,512,534
NET ASSETS	$153,412,553	$131,925,609

Net Asset Value Per Share:
Net Assets	$153,412,553	$131,925,609
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,750,000	4,000,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$40.91	$32.98

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2020

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $332 and $60, respectively)	$460,332	$755,882
Interest	6	19
TOTAL INVESTMENT INCOME	460,338	755,901

EXPENSES
Investment advisory fees	487,894	434,417
Administrative services	32,062	30,368
Audit fees	9,829	9,803
Professional fees	8,289	5,869
Custodian fees	7,562	25,101
Transfer agent fees	7,259	7,385
Printing and postage expenses	6,554	6,554
Trustees fees and expenses	6,453	6,453
Legal fees	5,042	5,054
Insurance expense	1,614	1,641
Other expenses	3,781	3,782
TOTAL EXPENSES	576,339	536,427

NET EXPENSES	576,339	536,427

NET INVESTMENT INCOME (LOSS)	(116,001)	219,474

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Net realized gain on investments	4,528,597	1,299,574
	4,528,597	1,299,574
Net change in unrealized appreciation on:
Net change in unrealized appreciation on investments	33,018,136	28,712,710
	33,018,136	28,712,710

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	37,546,733	30,012,284

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,430,732	$30,231,758

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2020	Period Ended
	(Unaudited)	June 30, 2020 (a)
FROM OPERATIONS
Net investment loss	$(116,001)	$(92,821)
Net realized gain (loss) on investments	4,528,597	(4,305,497)
Net change in unrealized appreciation on investments	33,018,136	16,218,373
Net increase in net assets resulting from operations	37,430,732	11,820,055

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(129,990)
Net decrease in net assets resulting from distributions to shareholders	—	(129,990)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,690,898	89,507,149
Cost of shares redeemed	(11,906,291)	—
Net increase in net assets resulting from shares of beneficial interest	14,784,607	89,507,149

TOTAL INCREASE IN NET ASSETS	52,215,339	101,197,214

NET ASSETS
Beginning of Period	101,197,214	—
End of Period	$153,412,553	$101,197,214

SHARE ACTIVITY
Shares Sold	750,000	3,350,000
Shares Redeemed	(350,000)	—
Net increase in shares of beneficial interest outstanding	400,000	3,350,000

(a)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2020	Period Ended
	(Unaudited)	June 30, 2020 (a)
FROM OPERATIONS
Net investment income	$219,474	$185,985
Net realized gain (loss) on investments	1,299,574	(10,581,516)
Net change in unrealized appreciation on investments	28,712,710	9,058,656
Net increase (decrease) in net assets resulting from operations	30,231,758	(1,336,875)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(3,090)
Total distributions paid	(307,200)	(88,110)
Net decrease in net assets resulting from distributions to shareholders	(307,200)	(91,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,006,889	93,234,042
Cost of shares redeemed	(2,811,805)	—
Net increase in net assets resulting from shares of beneficial interest	10,195,084	93,234,042

TOTAL INCREASE IN NET ASSETS	40,119,642	91,805,967

NET ASSETS
Beginning of Period	91,805,967	—
End of Period	$131,925,609	$91,805,967

SHARE ACTIVITY
Shares Sold	450,000	3,650,000
Shares Redeemed	(100,000)	—
Net increase in shares of beneficial interest outstanding	350,000	3,650,000

(a)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2020	Period Ended
	(Unaudited)	June 30, 2020 (1)
Net asset value, beginning of period	$30.21	$25.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.04)
Net realized and unrealized gain on investments	10.73	5.31
Total from investment operations	10.70	5.27
Less distributions from:
Net investment income	—	(0.00	) (5)
Net realized gains	—	(0.06)
Total distributions	—	(0.06)
Net asset value, end of period	$40.91	$30.21
Total return (4)(8)	35.42%	21.11%
Net assets, at end of period (000s)	$153,413	$101,197
Ratio of gross expenses to average net assets (6)(7)	0.91%	1.02%
Ratio of net expenses to average net assets (6)(7)	0.91%	1.02%
Ratio of net investment loss to average net assets (7)	(0.18)%	(0.18)%
Portfolio Turnover Rate (3)(8)	12%	150%

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2020	Period Ended
	(Unaudited)	June 30, 2020 (1)
Net asset value, beginning of period	$25.15	$25.00
Activity from investment operations:
Net investment income (2)	0.06	0.07
Net realized and unrealized gain on investments	7.85	0.13
Total from investment operations	7.91	0.20
Less distributions from:
Net investment income	(0.08)	(0.05)
Net realized gains	—	(0.00	) (5)
Return of capital	—	(0.00	) (5)
Total distributions	(0.08)	(0.05)
Net asset value, end of period	$32.98	$25.15
Total return (4)(8)	31.45%	0.78%
Net assets, at end of period (000s)	$131,926	$91,806
Ratio of gross expenses to average net assets (6)(7)	0.95%	1.14%
Ratio of net expenses to average net assets (6)(7)	0.95%	1.14%
Ratio of net investment income to average net assets (7)	0.39%	0.40%
Portfolio Turnover Rate (3)(8)	3%	128%

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2020

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that generally correspond, before fees and expenses, to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that generally correspond, before fees and expenses, to the performance of the HCM Defender 500 Index. The investment objectives are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2020

specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2020

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Funds’ assets measured at fair value:

HCM Defender 100 Index Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$118,075,130	$—	$—	$118,075,130
Exchange Traded Funds	35,319,136	—	—	35,319,136
Total	$153,394,266	$—	$—	$153,394,266

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$102,072,872	$—	$—	$102,072,872
Exchange Traded Funds	30,000,093	—	—	30,000,093
Total	$132,072,965	$—	$—	$132,072,965

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2020

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for QQH and LGH. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ June 30, 2021 tax returns.

The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2020

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$3,757,458	$3,757,977
LGH	$1,545,644	$862,413

For the six months ended December 31, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$26,518,253	$11,848,320
LGH	$12,789,745	$2,835,608

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the six months ended December 31, 2020, the Adviser earned $487,894, and $434,417 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2020

Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) - GFS, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2020

The Transaction Fees for the Funds’ are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00%*
HCM Defender 500 Index ETF	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the period ended June 30, 2020 was as follows:

	For the Period Ended June 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$126,900	$—	$3,090	$—	$129,990
HCM Defender 500 Index ETF	91,198	2	—	—	91,200

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Defender 100 Index ETF	$—	$—	$—	$(4,511,435)	$—	$—	16,218,373	$11,706,938
HCM Defender 500 Index ETF	—	105,190	—	(10,575,395)	—	—	9,058,181	(1,412,024)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales and C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Defender 100 Index ETF	$82,458
HCM Defender 500 Index ETF	—

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2020

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
HCM Defender 100 Index ETF	$4,428,977
HCM Defender 500 Index ETF	10,575,395

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, reclass of Fund distributions, and C-corporation return of capital distributions resulted in reclassification for the period ended June 30, 2020 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings
HCM Defender 100 Index ETF	$(16,873)	$16,873
HCM Defender 500 Index ETF	(16,051)	16,051

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
HCM Defender 100 Index ETF	$104,157,757	$50,420,639	$(1,184,130)	$49,236,509
HCM Defender 500 Index ETF	94,302,074	38,438,662	(667,771)	37,770,891

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM ETF’s

EXPENSE EXAMPLES (Unaudited)

December 31, 2020

As a shareholder of the HCM ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During	Expenses Paid During
	Account Value	Account Value	Period*	Period**
Actual	7/1/2020	12/31/2020	7/1/2020 - 12/31/2020	7/1/2020 - 12/31/2020
HCM Defender 100 Index ETF	$1,000.00	$1,354.20	$5.64	0.91%
HCM Defender 500 Index ETF	$1,000.00	$1,314.50	$5.54	0.95%

	Beginning	Ending	Expenses Paid During	Expenses Paid During
Hypothetical	Account Value	Account Value	Period*	Period**
(5% return before expenses)	7/1/2020	12/31/2020	7/1/2020 - 12/31/2020	7/1/2020 - 12/31/2020
HCM Defender 100 Index ETF	$1,000.00	$1,020.62	$4.84	0.91%
HCM Defender 500 Index ETF	$1,000.00	$1,020.42	$4.84	0.95%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■        Social Security number and income

■        assets, account transfers and transaction history

■        investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■       open an account or give us contact information

■       provide account information or give us your income information

■       make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■        sharing for affiliates’ everyday business purposes—information about your creditworthiness

■      affiliates from using your information to market to you

■      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Howard Capital Management, Inc.

1145 Hembree Road

Roswell, Georgia 30076

ADMINISTRATOR

Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

HCMETFS-SA20

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/10/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/10/21

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/10/21